Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 16,617	$ 18,819
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,707	$ 18,909
Gross carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	441
Gross carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,637
Gross carrying amount | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	775
Gross carrying amount | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,029
Gross carrying amount | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	685
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 8,140